Shareholder Report, Holdings (Details)	Sep. 30, 2025
C000229455 [Member] | Eaton Vance Total Return Bond ETF [Member]
Holdings [Line Items]
Percent of Total Investments	8.60%
C000229455 [Member] | Vanguard Core Bond Fund, Admiral Shares [Member]
Holdings [Line Items]
Percent of Total Investments	8.30%
C000229455 [Member] | Vanguard Intermediate-Term Bond ETF [Member]
Holdings [Line Items]
Percent of Total Investments	8.30%
C000229455 [Member] | iShares CMBS ETF [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%
C000229455 [Member] | Vanguard Intermediate - Term Corporate Bond ETF [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000229455 [Member] | iShares 7-10 Year Treasury Bond ETF [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000229455 [Member] | Vanguard Emerging Markets Bond Fund, Admiral Shares [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000229455 [Member] | Dodge & Cox Global Bond Fund - Class I [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000229455 [Member] | iShares Investment Grade Systematic Bond ETF [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000229455 [Member] | iShares Convertible Bond ETF [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000229455 [Member] | Investment Companies / ETFs [Member]
Holdings [Line Items]
Percent of Total Investments	68.80%
C000229455 [Member] | Mutual Funds [Member]
Holdings [Line Items]
Percent of Total Investments	29.10%
C000229455 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000229455 [Member] | Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	88.90%
C000229455 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%
C000229455 [Member] | Money Market [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000229455 [Member] | Commodity [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000222972 [Member] | Eaton Vance Total Return Bond ETF [Member]
Holdings [Line Items]
Percent of Total Investments	8.60%
C000222972 [Member] | Vanguard Core Bond Fund, Admiral Shares [Member]
Holdings [Line Items]
Percent of Total Investments	8.30%
C000222972 [Member] | Vanguard Intermediate-Term Bond ETF [Member]
Holdings [Line Items]
Percent of Total Investments	8.30%
C000222972 [Member] | iShares CMBS ETF [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%
C000222972 [Member] | Vanguard Intermediate - Term Corporate Bond ETF [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000222972 [Member] | iShares 7-10 Year Treasury Bond ETF [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000222972 [Member] | Vanguard Emerging Markets Bond Fund, Admiral Shares [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000222972 [Member] | Dodge & Cox Global Bond Fund - Class I [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000222972 [Member] | iShares Investment Grade Systematic Bond ETF [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000222972 [Member] | iShares Convertible Bond ETF [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000222972 [Member] | Investment Companies / ETFs [Member]
Holdings [Line Items]
Percent of Total Investments	68.80%
C000222972 [Member] | Mutual Funds [Member]
Holdings [Line Items]
Percent of Total Investments	29.10%
C000222972 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000222972 [Member] | Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	88.90%
C000222972 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%
C000222972 [Member] | Money Market [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000222972 [Member] | Commodity [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000229451 [Member] | Eaton Vance Total Return Bond ETF [Member]
Holdings [Line Items]
Percent of Total Investments	6.90%
C000229451 [Member] | Vanguard Core Bond Fund, Admiral Shares [Member]
Holdings [Line Items]
Percent of Total Investments	6.70%
C000229451 [Member] | Vanguard Intermediate-Term Bond ETF [Member]
Holdings [Line Items]
Percent of Total Investments	6.90%
C000229451 [Member] | iShares CMBS ETF [Member]
Holdings [Line Items]
Percent of Total Investments	6.70%
C000229451 [Member] | Vanguard Intermediate - Term Corporate Bond ETF [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000229451 [Member] | iShares 7-10 Year Treasury Bond ETF [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
C000229451 [Member] | Dodge & Cox Global Bond Fund - Class I [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000229451 [Member] | iShares Investment Grade Systematic Bond ETF [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000229451 [Member] | Eaton Vance Short Duration Income ETF [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000229451 [Member] | American Funds Emerging Markets Bond Fund - Class F-3 [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000229451 [Member] | Investment Companies / ETFs [Member]
Holdings [Line Items]
Percent of Total Investments	70.10%
C000229451 [Member] | Mutual Funds [Member]
Holdings [Line Items]
Percent of Total Investments	28.70%
C000229451 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000229451 [Member] | Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	74.30%
C000229451 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	24.20%
C000229451 [Member] | Money Market [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000229451 [Member] | Commodity [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000222968 [Member] | Eaton Vance Total Return Bond ETF [Member]
Holdings [Line Items]
Percent of Total Investments	6.90%
C000222968 [Member] | Vanguard Core Bond Fund, Admiral Shares [Member]
Holdings [Line Items]
Percent of Total Investments	6.70%
C000222968 [Member] | Vanguard Intermediate-Term Bond ETF [Member]
Holdings [Line Items]
Percent of Total Investments	6.90%
C000222968 [Member] | iShares CMBS ETF [Member]
Holdings [Line Items]
Percent of Total Investments	6.70%
C000222968 [Member] | Vanguard Intermediate - Term Corporate Bond ETF [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000222968 [Member] | iShares 7-10 Year Treasury Bond ETF [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
C000222968 [Member] | Dodge & Cox Global Bond Fund - Class I [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000222968 [Member] | iShares Investment Grade Systematic Bond ETF [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000222968 [Member] | Eaton Vance Short Duration Income ETF [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000222968 [Member] | American Funds Emerging Markets Bond Fund - Class F-3 [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000222968 [Member] | Investment Companies / ETFs [Member]
Holdings [Line Items]
Percent of Total Investments	70.10%
C000222968 [Member] | Mutual Funds [Member]
Holdings [Line Items]
Percent of Total Investments	28.70%
C000222968 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000222968 [Member] | Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	74.30%
C000222968 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	24.20%
C000222968 [Member] | Money Market [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000222968 [Member] | Commodity [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000229452 [Member] | Eaton Vance Total Return Bond ETF [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%
C000229452 [Member] | Vanguard Core Bond Fund, Admiral Shares [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000229452 [Member] | Vanguard Intermediate-Term Bond ETF [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%
C000229452 [Member] | iShares CMBS ETF [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000229452 [Member] | Vanguard Intermediate - Term Corporate Bond ETF [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000229452 [Member] | iShares 7-10 Year Treasury Bond ETF [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000229452 [Member] | Vanguard Emerging Markets Bond Fund, Admiral Shares [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000229452 [Member] | Dodge & Cox Global Bond Fund - Class I [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000229452 [Member] | iShares Investment Grade Systematic Bond ETF [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000229452 [Member] | iShares 10-20 Year Treasury Bond ETF [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000229452 [Member] | Investment Companies / ETFs [Member]
Holdings [Line Items]
Percent of Total Investments	70.10%
C000229452 [Member] | Mutual Funds [Member]
Holdings [Line Items]
Percent of Total Investments	28.60%
C000229452 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000229452 [Member] | Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	55.50%
C000229452 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	42.60%
C000229452 [Member] | Money Market [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000229452 [Member] | Commodity [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000222969 [Member] | Eaton Vance Total Return Bond ETF [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%
C000222969 [Member] | Vanguard Core Bond Fund, Admiral Shares [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000222969 [Member] | Vanguard Intermediate-Term Bond ETF [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%
C000222969 [Member] | iShares CMBS ETF [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000222969 [Member] | Vanguard Intermediate - Term Corporate Bond ETF [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000222969 [Member] | iShares 7-10 Year Treasury Bond ETF [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000222969 [Member] | Vanguard Emerging Markets Bond Fund, Admiral Shares [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000222969 [Member] | Dodge & Cox Global Bond Fund - Class I [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000222969 [Member] | iShares Investment Grade Systematic Bond ETF [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000222969 [Member] | iShares 10-20 Year Treasury Bond ETF [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000222969 [Member] | Investment Companies / ETFs [Member]
Holdings [Line Items]
Percent of Total Investments	70.10%
C000222969 [Member] | Mutual Funds [Member]
Holdings [Line Items]
Percent of Total Investments	28.60%
C000222969 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000222969 [Member] | Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	55.50%
C000222969 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	42.60%
C000222969 [Member] | Money Market [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000222969 [Member] | Commodity [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000229454 [Member] | Eaton Vance Total Return Bond ETF [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000229454 [Member] | Vanguard Core Bond Fund, Admiral Shares [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000229454 [Member] | Vanguard Intermediate-Term Bond ETF [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000229454 [Member] | iShares CMBS ETF [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000229454 [Member] | Dodge & Cox Global Bond Fund - Class I [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000229454 [Member] | Vanguard Growth ETF [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000229454 [Member] | New Perspective Fund - Class R-6 [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000229454 [Member] | SPDR Global Dow ETF [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000229454 [Member] | Vanguard U.S. Momentum Factor ETF [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000229454 [Member] | Vanguard S&P 500 ETF [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000229454 [Member] | Investment Companies / ETFs [Member]
Holdings [Line Items]
Percent of Total Investments	71.20%
C000229454 [Member] | Mutual Funds [Member]
Holdings [Line Items]
Percent of Total Investments	28.50%
C000229454 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000229454 [Member] | Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	36.00%
C000229454 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	62.70%
C000229454 [Member] | Money Market [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000229454 [Member] | Commodity [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000222971 [Member] | Eaton Vance Total Return Bond ETF [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000222971 [Member] | Vanguard Core Bond Fund, Admiral Shares [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000222971 [Member] | Vanguard Intermediate-Term Bond ETF [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000222971 [Member] | iShares CMBS ETF [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000222971 [Member] | Dodge & Cox Global Bond Fund - Class I [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000222971 [Member] | Vanguard Growth ETF [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000222971 [Member] | New Perspective Fund - Class R-6 [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000222971 [Member] | SPDR Global Dow ETF [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000222971 [Member] | Vanguard U.S. Momentum Factor ETF [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000222971 [Member] | Vanguard S&P 500 ETF [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000222971 [Member] | Investment Companies / ETFs [Member]
Holdings [Line Items]
Percent of Total Investments	71.20%
C000222971 [Member] | Mutual Funds [Member]
Holdings [Line Items]
Percent of Total Investments	28.50%
C000222971 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000222971 [Member] | Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	36.00%
C000222971 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	62.70%
C000222971 [Member] | Money Market [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000222971 [Member] | Commodity [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000229453 [Member] | Vanguard Growth ETF [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000229453 [Member] | New Perspective Fund - Class R-6 [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000229453 [Member] | SPDR Global Dow ETF [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000229453 [Member] | Vanguard U.S. Momentum Factor ETF [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000229453 [Member] | Vanguard Total World Stock ETF [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000229453 [Member] | Vanguard Mid-Cap Growth ETF [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000229453 [Member] | Fidelity High Dividend ETF [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000229453 [Member] | WisdomTree U.S. LargeCap Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000229453 [Member] | Invesco S&P 100 Equal Weight ETF [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000229453 [Member] | DFA U.S. Vector Equity Portfolio - Class Institutional [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000229453 [Member] | Investment Companies / ETFs [Member]
Holdings [Line Items]
Percent of Total Investments	71.60%
C000229453 [Member] | Mutual Funds [Member]
Holdings [Line Items]
Percent of Total Investments	28.00%
C000229453 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000229453 [Member] | Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	18.60%
C000229453 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	79.50%
C000229453 [Member] | Money Market [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000229453 [Member] | Commodity [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000222970 [Member] | Vanguard Growth ETF [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000222970 [Member] | New Perspective Fund - Class R-6 [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000222970 [Member] | SPDR Global Dow ETF [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000222970 [Member] | Vanguard U.S. Momentum Factor ETF [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000222970 [Member] | Vanguard Total World Stock ETF [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000222970 [Member] | Vanguard Mid-Cap Growth ETF [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000222970 [Member] | Fidelity High Dividend ETF [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000222970 [Member] | WisdomTree U.S. LargeCap Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000222970 [Member] | Invesco S&P 100 Equal Weight ETF [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000222970 [Member] | DFA U.S. Vector Equity Portfolio - Class Institutional [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000222970 [Member] | Investment Companies / ETFs [Member]
Holdings [Line Items]
Percent of Total Investments	71.60%
C000222970 [Member] | Mutual Funds [Member]
Holdings [Line Items]
Percent of Total Investments	28.00%
C000222970 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000222970 [Member] | Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	18.60%
C000222970 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	79.50%
C000222970 [Member] | Money Market [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000222970 [Member] | Commodity [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000229450 [Member] | New Perspective Fund - Class R-6 [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%
C000229450 [Member] | SPDR Global Dow ETF [Member]
Holdings [Line Items]
Percent of Total Investments	6.30%
C000229450 [Member] | Vanguard U.S. Momentum Factor ETF [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000229450 [Member] | Vanguard S&P 500 ETF [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000229450 [Member] | Vanguard Total World Stock ETF [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000229450 [Member] | Vanguard Mid-Cap Growth ETF [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000229450 [Member] | DFA U.S. Vector Equity Portfolio - Class Institutional [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000229450 [Member] | Invesco Dorsey Wright Developed Markets Momentum ETF [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000229450 [Member] | Dimensional Global Equity Portfolio - Class Institutional [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000229450 [Member] | WisdomTree U.S. Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000229450 [Member] | Investment Companies / ETFs [Member]
Holdings [Line Items]
Percent of Total Investments	68.10%
C000229450 [Member] | Mutual Funds [Member]
Holdings [Line Items]
Percent of Total Investments	31.00%
C000229450 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000229450 [Member] | Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000229450 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	92.50%
C000229450 [Member] | Money Market [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000229450 [Member] | Commodity [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000222967 [Member] | New Perspective Fund - Class R-6 [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%
C000222967 [Member] | SPDR Global Dow ETF [Member]
Holdings [Line Items]
Percent of Total Investments	6.30%
C000222967 [Member] | Vanguard U.S. Momentum Factor ETF [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000222967 [Member] | Vanguard S&P 500 ETF [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000222967 [Member] | Vanguard Total World Stock ETF [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000222967 [Member] | Vanguard Mid-Cap Growth ETF [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000222967 [Member] | DFA U.S. Vector Equity Portfolio - Class Institutional [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000222967 [Member] | Invesco Dorsey Wright Developed Markets Momentum ETF [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000222967 [Member] | Dimensional Global Equity Portfolio - Class Institutional [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000222967 [Member] | WisdomTree U.S. Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000222967 [Member] | Investment Companies / ETFs [Member]
Holdings [Line Items]
Percent of Total Investments	68.10%
C000222967 [Member] | Mutual Funds [Member]
Holdings [Line Items]
Percent of Total Investments	31.00%
C000222967 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000222967 [Member] | Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000222967 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	92.50%
C000222967 [Member] | Money Market [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000222967 [Member] | Commodity [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%